Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	May 22, 2019
C000211567 [Member]
Account Value [Line Items]
Account Value	$ 16,119	$ 14,919	$ 12,417	$ 12,627	$ 10,486	$ 14,301	$ 13,611	$ 13,643	$ 10,236	$ 7,793	$ 10,211	$ 10,000
Freedom 100 Emerging Markets Index ($16,352) [Member]
Account Value [Line Items]
Account Value	16,352	15,128	12,534	12,736	10,535	14,429	13,712	13,759	10,320	7,821	10,230	10,000
Solactive GBS Emerging Markets Large & Mid Cap Index ($13,677) [Member]
Account Value [Line Items]
Account Value	$ 13,677	$ 12,026	$ 10,873	$ 10,905	$ 9,681	$ 12,165	$ 13,155	$ 13,649	$ 11,229	$ 8,689	$ 10,201	$ 10,000